OTHER NON-CURRENT ASSETS (Details) - CAD ($) $ in Millions	Mar. 31, 2020		Mar. 31, 2019
Miscellaneous assets [abstract]
Restricted cash	$ 12.4		$ 27.3
Prepaid rent to a portfolio investment	23.3		27.3
Advances to a portfolio investment	29.7		29.5
Investment in finance leases (Note 14)	138.2		91.5
Non-current receivables	40.2		40.7
Investment tax credits	231.5		231.9
Other	35.1		31.3
Other non-current assets	$ 510.4	[1]	$ 479.5

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.